SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - Youlife International Holdings Inc [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Restructuring Cost and Reserve [Line Items]
Deposits received			$ 1,101	¥ 7,817	¥ 911
Due to third parties					6,265
Payroll and welfare payables	17,608	128,521	19,661	139,592	211,102
Other liabilities	1,831	13,367	10,008	71,058	22,315
Total	19,439	141,888	30,770	218,467	240,593
Less: other payables and accrued liabilities of the discontinued operations			(8,185)	(58,114)	(171,161)
Other payables and accrued liabilities of the continued operations	19,439	141,888	22,585	160,353	69,432
Long-term deposits and deferred expenses			76	544	5,205
Long-term prepayment for service fee	1,806	13,182	1,899	13,481	8,000
Other non-current assets	1,806	13,182	1,975	14,025	72,858
Less: other non-current assets of the discontinued operations			(39)	(279)
Other non-current assets of the continued operations	$ 1,806	¥ 13,182	$ 1,936	¥ 13,746	¥ 72,858